Finance costs (Tables)	12 Months Ended
Sep. 30, 2023
Finance costs
Summary of finance costs

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2023	2022	2021
	$'000	$'000	$'000
Interest payable on convertible loan notes	—	—	1,078
Interest payable on lease liabilities	284	221	—